Property and Equipment, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Abstract]
Depreciation expense		5,642,074	5,622,443	6,954,376
Impairment loss of property and equipment	$ 214,894	1,333,333	1,750,000